Acquisitions (Details) - USD ($)								1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 13, 2022	Aug. 01, 2022	Mar. 07, 2022	Oct. 04, 2021	Oct. 03, 2021	Jun. 04, 2021	Jun. 01, 2021	Jul. 20, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisitions (Details) [Line Items]
Purchase price per share (in Dollars per share)			$ 1
Cash									$ 1,625,044	$ 4,216,528	$ 410,750
Purchaser acquired common units (in Shares)						841,005	490,863
Purchaser owning rate						89.00%	33.00%
Interests purchased						$ 300,000	$ 175,000
Stock purchase agreement rate								44.00%
Aggregate consideration								$ 1,038,271
Restricted common stock (in Shares)				163,344				224,503
restricted common stock price per share (in Dollars per share)								$ 3.98
Purchase price								$ 1,038,271
Fair value of the non-controlling interest								$ 1,190,000
Invested amount					$ 732,297
Impairment investment					$ 424,632
Shares of the common stock				$ 3,905,634
Agreement amount				$ 50,000
WHE Agency, Inc. [Member]
Acquisitions (Details) [Line Items]
Ownership rate								55.00%
WHE Agency, Inc. [Member] | WHE Agency, Inc. [Member]
Acquisitions (Details) [Line Items]
Ownership rate								44.00%
Orbit Media LLC [Member]
Acquisitions (Details) [Line Items]
Membership interest percentage		51.00%
Cash		$ 44,000
Shares of common stock (in Shares)		57,576
Brave Foods, LLC [Member]
Acquisitions (Details) [Line Items]
Membership interest percentage	100.00%
Limited liability	$ 150,000
WHE Agency, Inc. [Member]
Acquisitions (Details) [Line Items]
Business combination								$144,750
Cash combination								$ 893,521